VANECK DURABLE HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.2%
Netherlands : 0.8%
NXP Semiconductors NV 1,077 $ 302,669
Underline
United States : 98.4%
Abbott Laboratories 8,341 756,862
Air Products and Chemicals,
Inc. 1,306 382,893
Alliant Energy Corp. 1,649 125,802
Altria Group, Inc. 23,472 1,688,810
Ameren Corp. 1,551 175,325
American International
Group, Inc. 2,721 202,796
Amgen, Inc. 3,102 1,123,296
AT&T, Inc. 63,557 1,315,630
Atmos Energy Corp. 751 129,375
Bank of America Corp. 33,505 1,909,115
Becton Dickinson & Co. 1,629 246,517
BlackRock, Inc. 681 654,823
CenterPoint Energy, Inc. 3,005 132,340
CF Industries Holdings, Inc. 635 68,745
Chevron Corp. 9,817 1,627,266
Colgate-Palmolive Co. 4,081 374,146
ConocoPhillips 7,696 800,076
Consolidated Edison, Inc. 2,494 275,911
Cullen/Frost Bankers, Inc. 403 62,272
Devon Energy Corp. 2,134 88,177
Diamondback Energy, Inc. 908 159,608
DTE Energy Co. 1,381 210,423
Duke Energy Corp. 5,661 716,569
DuPont de Nemours, Inc. 991 134,419
EOG Resources, Inc. 3,717 482,207
Evergy, Inc. 1,677 144,943
Exxon Mobil Corp. 12,517 1,711,324
FirstEnergy Corp. 4,057 192,870
Franklin Resources, Inc. 3,222 107,196
Garmin Ltd. 518 123,046
General Dynamics Corp. 906 320,942
Gentex Corp. 1,047 26,458
Gilead Sciences, Inc. 6,020 760,567
Hasbro, Inc. 863 71,275
Number
of Shares Value
United States (continued)
Hershey Co. 829 $ 145,448
Honeywell International, Inc. 1,396 312,564
Invesco Ltd. 2,703 71,332
L3Harris Technologies, Inc. 543 157,790
Lowe's Companies, Inc. 2,394 527,853
M&T Bank Corp. 944 224,681
MarketAxess Holdings, Inc. 141 16,002
McCormick & Co., Inc. 1,613 81,328
McDonald's Corp. 3,467 937,164
Medtronic PLC 8,947 699,924
Merck & Co., Inc. 15,653 2,011,411
Microchip Technology, Inc. 3,411 311,083
Mondelez International, Inc. 9,729 562,725
New Jersey Resources Corp. 739 41,414
Norfolk Southern Corp. 909 285,962
PepsiCo, Inc. 10,730 1,452,842
Philip Morris International,
Inc. 10,602 1,918,008
Portland General Electric Co. 966 50,068
PPG Industries, Inc. 1,327 160,952
PPL Corp. 4,519 164,266
Qualcomm, Inc. 6,129 1,132,578
Royalty Pharma PLC 1,543 86,516
Skyworks Solutions, Inc. 1,712 116,074
Snap-on, Inc. 281 113,075
Starbucks Corp. 6,305 644,308
Sysco Corp. 2,704 226,000
T Rowe Price Group, Inc. 2,738 311,283
Texas Instruments, Inc. 5,795 1,727,316
The Coca-Cola Co. 23,069 1,874,818
Tyson Foods, Inc. 2,016 115,416
Union Pacific Corp. 2,883 784,176
Verizon Communications,
Inc. 36,722 1,554,809
WEC Energy Group, Inc. 2,220 259,229
Yum! Brands, Inc. 1,137 181,761
36,562,200
Total Common Stocks
(Cost: $34,293,329) 36,864,869
Total Investments: 99.2%
(Cost: $34,293,329) 36,864,869
Other assets less liabilities: 0.8% 313,226
NET ASSETS: 100.0% $ 37,178,095
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 36,864,869 $ — $ — $ 36,864,869
*
See Schedule of Investments for industry sectors.